Condensed Consolidated Unaudited Interim Statements of Financial Position € in Thousands, $ in Thousands		Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current assets
Cash and cash equivalents | €			€ 51,232	€ 44,509
Marketable securities | €	[1]		2,226	2,242
Short term deposits | €	[2]		6,439	6,446
Restricted cash | €	[3]			22,162
Receivable from concession project | €			1,486	1,463
Financial assets | €				1,418
Trade and other receivables | €			4,790	4,882
Total Current assests | €			66,173	83,122
Non-current assets
Investment in equity accounted investee | €			32,165	33,561
Advances on account of investments | €			882	883
Receivable from concession project | €			26,173	27,122
Fixed assets | €			194,521	114,389
Right-of-use asset | €			15,291	15,401
Intangible asset | €			4,857	5,042
Restricted cash and deposits | €			10,275	10,956
Deferred tax | €			5,777	2,285
Long term receivables | €			5,305	12,249
Derivatives | €			209	5,162
Total Non-current assets | €			295,455	227,050
Total assets | €			361,628	310,172
Current liabilities
Current maturities of long term bank loans | €	[4]		4,603	4,138
Current maturities of long term loans | €	[4]		2,472
Debentures | €			4,592	26,773
Trade payables | €			1,730	1,765
Other payables | €			5,425	5,010
Total current liabilities | €			18,822	37,686
Non-current liabilities
Lease liability | €			15,487	15,402
Liabilities to banks | €			110,906	40,805	[4]
Other long-term loans | €			46,711	48,377	[4]
Debentures | €			40,087	44,811
Deferred tax | €			6,854	6,467
Other long-term liabilities | €			1,289	1,795
Derivatives | €			14,152	7,263
Total Non-current liabilities | €			235,486	164,920
Total liabilities | €			254,308	202,606
Equity
Share capital | €			23,933	21,998
Share premium | €			75,433	64,160
Treasury shares | €			(1,736)	(1,736)
Transaction reserve with non-controlling Interests | €			6,106	6,106
Reserves | €			(1,454)	3,283
Retained earnings | €			9,346	12,818
Total equity attributed to shareholders of the Company | €			111,628	106,629
Non-Controlling Interest | €			(4,308)	937
Total equity | €			107,320	107,566
Total liabilities and equity | €			€ 361,628	€ 310,172
USD [Member]
Current assets
Cash and cash equivalents | $	[5]	$ 57,393
Marketable securities | $	[5]	2,494
Short term deposits | $	[5]	7,213
Restricted cash | $	[5]
Receivable from concession project | $	[5]	1,665
Financial assets | $	[5]
Trade and other receivables | $	[5]	5,366
Total Current assests | $	[5]	74,131
Non-current assets
Investment in equity accounted investee | $	[5]	36,033
Advances on account of investments | $	[5]	988
Receivable from concession project | $	[5]	29,320
Fixed assets | $	[5]	217,913
Right-of-use asset | $	[5]	17,130
Intangible asset | $	[5]	5,441
Restricted cash and deposits | $	[5]	11,511
Deferred tax | $	[5]	6,472
Long term receivables | $	[5]	5,943
Derivatives | $	[5]	234
Total Non-current assets | $	[5]	330,985
Total assets | $	[5]	405,116
Current liabilities
Current maturities of long term bank loans | $	[4]	5,157
Current maturities of long term loans | $	[4],[5]	2,769
Debentures | $	[5]	5,144
Trade payables | $	[5]	1,940
Other payables | $	[5]	6,077
Total current liabilities | $	[5]	21,087
Non-current liabilities
Lease liability | $	[5]	17,349
Liabilities to banks | $	[5]	124,243
Other long-term loans | $	[5]	52,328
Debentures | $	[5]	44,908
Deferred tax | $	[5]	7,678
Other long-term liabilities | $	[5]	1,444
Derivatives | $	[5]	15,854
Total Non-current liabilities | $	[5]	263,804
Total liabilities | $	[5]	284,891
Equity
Share capital | $	[5]	26,811
Share premium | $	[5]	84,504
Treasury shares | $	[5]	(1,945)
Transaction reserve with non-controlling Interests | $	[5]	6,840
Reserves | $	[5]	(1,629)
Retained earnings | $	[5]	10,470
Total equity attributed to shareholders of the Company | $	[5]	125,051
Non-Controlling Interest | $	[5]	(4,826)
Total equity | $	[5]	120,225
Total liabilities and equity | $	[5]	$ 405,116

[1]	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Bank deposits with annual interest rate as of June 30, 2020 of 0.24%.
[3]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series A Debentures on December 31, 2019. Due to technical issues related to the clearing system, the Company executed a regular principal repayment of NIS 20,034 thousand (approximately 5,160 thousand euros) and the repayment of the remaining outstanding principal balance repaid on January 5, 2020. On December 30, 2019, the funds designated for such repayment were transferred to the nominee company.
[4]	Reclassified
[5]	Convenience translation into US$ (exchange rate as at June 30, 2020: EUR 1 = US$ 1.120)